FINANCIAL EXPENSE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income:
Interest	$ (1)	$ (2)	$ (9)
Hedging	(21)	(53)
Total financial income	(22)	(55)	(9)
Financial expenses:
Interest and bank charges	45	124	286
Hedging			70
Exchange rate differences, net	146	94	22
Revaluation of liabilities presented at fair value	363	705	589
Convertible Debt inducement expenses		108	202
Fair value of guarantee associated with short term loan			49
Accretion of payment obligation	95	265	75
Total financial expenses	649	1,296	1,293
Total financial expenses, net	$ 627	$ 1,241	$ 1,284